CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 204,072	$ 419,926	$ 59,792	$ 6,762,140	$ 4,294,475	$ 3,424,387
Marketable investment securities	4,720	141,335		1,401,145
Trade accounts receivable, net of allowance for doubtful accounts of $16,371 and $20,972, respectively	821,177	822,505		902,186
Inventory	475,154	390,253		493,546
Other current assets	90,125	115,205		130,038
Total current assets	1,595,248	1,889,224		9,689,055
Noncurrent Assets:
Restricted cash, cash equivalents and marketable investment securities	82,374	82,374		86,984
Property and equipment, net	1,974,967	2,150,340		2,437,004
FCC authorizations	635,794	635,794		635,794
Other noncurrent assets, net	217,805	219,574		535,308
Total noncurrent assets	3,235,311	3,415,332		3,695,090
Total assets	4,830,559	5,304,556		13,384,145
Current Liabilities:
Trade accounts payable	525,688	433,349		388,198
Deferred revenue and other	830,267	843,638		865,210
Accrued programming	1,550,714	1,531,389		1,374,710
Accrued interest	188,144	224,513		227,158
Other accrued expenses	419,797	430,820		441,693
Current portion of long-term debt and capital lease obligations	33,441	1,531,928		679,149
Total current liabilities	3,548,051	4,995,637		3,976,118
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion	14,187,357	12,206,687		13,728,749
Deferred tax liabilities	1,031,251	1,089,016		1,188,399
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	206,149	164,682		188,067
Total long-term obligations, net of current portion	15,424,757	13,460,385		15,105,215
Total liabilities	18,972,808	18,456,022		19,081,333
Commitments and Contingencies (Note 11)
Redeemable noncontrolling interests	13,000	18,000		19,913
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,308,699	1,309,138		1,276,201
Accumulated other comprehensive income (loss)	123	12,039		28,383
Accumulated earnings (deficit)	(15,467,124)	(14,492,752)		(7,022,887)
Total DISH DBS stockholder's equity (deficit)	(14,158,302)	(13,171,575)		(5,718,303)
Noncontrolling interests	3,053	2,109		1,202
Total stockholder's equity (deficit)	(14,155,249)	(13,169,466)		(5,717,101)	$ (4,383,900)	$ (5,261,900)
Total liabilities and stockholder's equity (deficit)	$ 4,830,559	$ 5,304,556		$ 13,384,145